DISCONTINUED OPERATIONS (Tables) - Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]	12 Months Ended
Jan. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposal groups including discontinued operations consolidated balance sheets [Table Text Block]
	January 31, 2024	January 31, 2023
	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	-	15,522
Prepaid expenses and deposits	31,430	84,972
Property and equipment	1,139,517	1,139,517
Total assets classified as held for sale	1,170,947	1,240,011

Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	-	216,298
Long-term debt	396,943	423,968
Total liabilities classified as held for sale	396,943	640,266

Schedule of disposal groups including discontinued operations consolidated operations [Table Text Block]
	Years ended January 31,
	2024	2023
	$	$
Revenue	-	357,540
Cost of sales	-	357,540
Gross loss	-	-

Expenses
Selling, general and administrative expenses	116,728	608,112
Impairment loss	-	245,682
Provision for expected credit losses	-	218,425
Loss on lease termination	13,419	-
Other expenses	18,526	6,861
Net loss from discontinued operations before income tax expense	(148,673)	(1,079,080)
Income tax recovery	66,856	(9,249)
Net loss from discontinued operations after income tax expense	(81,817)	(1,088,329)

Schedule of disposal groups including discontinued operations consolidated cash flows [Table Text Block]
	2024	2023
	$	$
Net cash provided by (used in) operating activities of discontinued operations	68,599	(71,292)
Net cash provided by investing activities of discontinued operations	-	51,357
Net cash used in financing activities of discontinued operations	(45,551)	(58,150)